Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000233574 [Member] | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000233574 [Member] | Schwab U S TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000233574 [Member] | iShares 0 5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000233574 [Member] | Vanguard Short Term Inflation Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000233574 [Member] | BondBloxx Bloomberg Six Month Target Duration U S Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233574 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233574 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233574 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000233574 [Member] | abrdn Physical Precious Metals Basket Shares ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000233574 [Member] | VanEck Gold Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000233574 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000233574 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000233574 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000233948 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000233948 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Carrier Global Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | PulteGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Deere And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233948 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000233948 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237806 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237806 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237806 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237806 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237806 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237806 [Member] | Vestas Wind Systems A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237806 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237806 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237806 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237806 [Member] | CRISPR Therapeutics A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237806 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000237806 [Member] | REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237806 [Member] | Energy Alternate Sources [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000237806 [Member] | Food [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237806 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237806 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237806 [Member] | Auto Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237806 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237806 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237806 [Member] | Office Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237806 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237806 [Member] | Building Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237806 [Member] | Agriculture [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237806 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237806 [Member] | Cosmetics Personal Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237806 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237806 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237806 [Member] | Iron Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237806 [Member] | Biotechnology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237806 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000237806 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237806 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240275 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240275 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240275 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000240275 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000240275 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240275 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000240275 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000240275 [Member] | Synopsys Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240275 [Member] | Xtrackers Harvest CSI 300 China A Shares ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240275 [Member] | KraneShares CSI China Internet ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240275 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000240275 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240275 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000240275 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000240275 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000240275 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000240275 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240275 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247342 [Member] | Sanwa Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247342 [Member] | Kao Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247342 [Member] | Atlas Copco A B A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000247342 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247342 [Member] | NS Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247342 [Member] | Volvo A B B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247342 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247342 [Member] | Cie Generale des Etablissements Michelin SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247342 [Member] | SAP S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000247342 [Member] | Garmin Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000247342 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000247342 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%